Investment in and advances to Equity-Accounted for Investment - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Aug. 01, 2025
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments			$ 0	$ 15,998,000
Equity income (loss)			9,617,000	2,767,000	$ 3,432,000
Increase (Decrease) in Notes Receivable, Related Parties			380,000	2,500,000	3,900,000
Proceeds from equity method investment, net distributions			$ 25,235,000	0	0
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Number Of Vessels | vessel			1
Investment in and advances to equity accounted investments		$ 16,900,000	$ 0	16,000,000.0
Equity income (loss)			$ 1,300,000	$ 2,800,000	$ 3,400,000
Ownership percentage			50.00%
Repayments of Long-term Debt	$ 15,000,000.0
Increase (Decrease) in Notes Receivable, Related Parties		400,000
Equity Method Investment, Other-than-Temporary Impairment						$ 11,600,000
Proceeds from equity method investment, gross distributions		25,600,000
Gain on distribution from equity accounted investment		8,300,000	$ 8,300,000
Proceeds from equity method investment, net distributions		$ (25,200,000)
Percentage Of Exposure To Loan Guarantee							50.00%